BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)		1 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended			12 Months Ended
	Nov. 05, 2014	Nov. 05, 2014	Oct. 16, 2014	Sep. 30, 2015		Sep. 30, 2014	Jun. 30, 2014	Sep. 30, 2015		Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Apr. 04, 2014
Accounting Policies [Line Items]
Amortization of Financing Costs				$ 24,984		$ 13,326	$ 0	$ 68,094		$ 13,325	$ 29,052	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				1,650,000				1,650,000			1,650,000
Share-based Compensation Arrangement by Share-based Payment Award, Description								Under the 2012 Plan, options may be granted at an exercise price greater than or equal to the market value at the date of the grant, and for owners of 10% or more of the voting shares, at an exercise price of not less than 110% of the market value.			Under the 2012 Plan, options may be granted at an exercise price greater than or equal to the market value at the date of the grant, for owners of 10% or more of the voting shares, at an exercise price of not less than 110% of the market value
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				263,588		263,588	263,588	263,588			263,588	263,588
Deferred Finance Costs, Current, Gross				$ 499,768		$ 266,503		$ 499,768		$ 266,503	$ 362,596
Accumulated Amortization of Current Deferred Finance Costs				97,146				97,146			29,052
Stockholders' Equity, Reverse Stock Split	Company effected a 1-for-20 reverse stock split of the issued common stock. Each stockholders percentage ownership and proportional voting power generally remained unchanged as a result of the reverse stock split. All applicable share data, per share amounts and related information in the consolidated financial statements and noted thereto have been adjusted retroactively to give effect to the 1-for-20 reverse stock split	the Company effected a 1-for-20 reverse stock split of issued common stock. In conjunction with the reverse stock split, the Board of Directors approved a change in the number of authorized common shares from 600,000,000 to 100,000,000, which change was effected immediately after the effectiveness of the reverse stock split. Additionally, the par value of the shares was modified from $.02 to $.001 per share
Deferred Offering Costs				$ 554,990	[1]			$ 554,990	[1]		$ 535,450	$ 35,000
Property, Plant and Equipment, Depreciation Methods								straight-line method			straight-line method
Common Stock [Member]
Accounting Policies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized													48,750
Additional Paid-in Capital [Member]
Accounting Policies [Line Items]
Deferred Offering Costs											$ 227,729	$ 510,918
Land, Buildings and Improvements [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life											27 years 6 months
Land, Buildings and Improvements [Member] | Maximum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life								27 years 6 months
Land, Buildings and Improvements [Member] | Minimum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life								10 years
Incentive Compensation Plan 2012 [Member]
Accounting Policies [Line Items]
Stock Issued During Period, Shares, Issued for Services			425,000

[1]	Reflects our unaudited historical consolidated balance sheet as of September 30, 2015 included elsewhere within this prospectus.